VGOF-P15 09/23

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 8, 2023 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A, B AND C

1a)

Effective September 8, for each of the funds listed in Schedule A, the section titled “Additional information about each share class – Reductions, waivers or elimination of sales charges for Class A shares – Waivers for certain Class A investors” in each fund’s Prospectus is hereby revised to include the following waiver:

•	Franklin Templeton donor-advised funds (such as the Franklin or Fiduciary Trust Charitable Programs) or investors purchasing through such funds.

1b)

Effective September 8, for each of the funds listed in Schedule B, the section titled “Additional information about each share class – Reductions, waivers or elimination of sales charges for Class A shares – Waivers for certain Class A shareholders” in each fund’s Prospectus is hereby revised to include the following waiver:

5.	Franklin Templeton donor-advised funds (such as the Franklin or Fiduciary Trust Charitable Programs) or investors purchasing through such funds.

1c)

Effective September 8, for each of the funds listed in Schedule A, the section titled “Additional information about each share class – Contingent deferred sales charge waivers” in each fund’s Prospectus is hereby revised to include the following waiver:

•	On redemptions of Class A shares purchased by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Programs)

1d)

Effective September 8, for each of the funds listed in Schedule B, the section titled “Additional information about each share class – Contingent deferred sales charge waivers” in each fund’s Prospectus is hereby revised to include the following waiver:

5.	on redemptions of Class A shares purchased by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Programs).

2a)

Effective September 8, for each of the funds listed in Schedules A and B, the section titled “PURCHASE OF SHARES – Sales Charge Waivers and Reductions for Class A Shares” in each fund’s SAI is hereby revised to include the following waiver at the end of the list:

•	purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Programs).

2b)

Effective September 8, for each of the funds listed in Schedules A and B, the section titled “PURCHASE OF SHARES – Waivers of Contingent Deferred Sales Charge” in each fund’s SAI is hereby revised to include the following waiver:

xi.	redemptions of Class A shares purchased by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Programs).

3)

Effective September 29, 2023, for each of the funds listed in Schedules A, B and C, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•	Shares purchased through rights of reinstatement.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.

•

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities

LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2023
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 30, 2023
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2023
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2023
BrandywineGLOBAL – Small Cap Value Fund	May 1, 2023
ClearBridge Global Infrastructure Income Fund	January 30, 2023
ClearBridge International Growth Fund	March 1, 2023
ClearBridge Small Cap Fund	March 1, 2023
ClearBridge Value Trust	March 1, 2023
Franklin Global Market Neutral Fund	January 30, 2023
Franklin International Equity Fund	January 30, 2023
Franklin Strategic Real Return Fund	January 30, 2023
Franklin U.S. Small Cap Equity Fund	May 1, 2023
Martin Currie Emerging Markets Fund	January 30, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2023
BrandywineGLOBAL – High Yield Fund	May 1, 2023
ClearBridge Aggressive Growth Fund	December 29, 2022
ClearBridge All Cap Value Fund	January 30, 2023
ClearBridge Appreciation Fund	March 1, 2023
ClearBridge Dividend Strategy Fund	May 1, 2023
ClearBridge International Value Fund	March 1, 2023
ClearBridge Large Cap Growth Fund	March 31, 2023
ClearBridge Large Cap Value Fund	March 1, 2023
ClearBridge Mid Cap Fund	March 1, 2023
ClearBridge Mid Cap Growth Fund	March 1, 2023
ClearBridge Select Fund	March 1, 2023
ClearBridge Small Cap Growth Fund	March 1, 2023
ClearBridge Small Cap Value Fund	January 30, 2023
ClearBridge Sustainability Leaders Fund	March 1, 2023
ClearBridge Tactical Dividend Income Fund	March 1, 2023
Franklin Global Dividend Fund	January 30, 2023
Franklin Global Equity Fund	March 1, 2023
Franklin Multi-Asset Conservative Growth Fund	May 31, 2023
Franklin Multi-Asset Defensive Growth Fund	May 31, 2023
Franklin Multi-Asset Growth Fund	May 31, 2023
Franklin Multi-Asset Moderate Growth Fund	May 31, 2023
Franklin U.S. Large Cap Equity Fund	March 31, 2023

Fund	Date of Prospectus and SAI

LEGG MASON PARTNERS INCOME TRUST

Western Asset Corporate Bond Fund	May 1, 2023
Western Asset Income Fund	November 30, 2022
Western Asset Mortgage Total Return Fund	May 1, 2023
Western Asset Short Duration High Income Fund	November 30, 2022
Western Asset Short-Term Bond Fund	May 1, 2023

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2023
Western Asset Core Plus Bond Fund	May 1, 2023
Western Asset High Yield Fund	September 30, 2022
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2023
Western Asset Intermediate Bond Fund	September 30, 2022
Western Asset Macro Opportunities Fund	March 1, 2022
Western Asset Total Return Unconstrained Fund	September 30, 2022

SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 29, 2023
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2023
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2023
Western Asset Intermediate-Term Municipals Fund	August 1, 2023
Western Asset Managed Municipals Fund	June 29, 2023
Western Asset Massachusetts Municipals Fund	March 31, 2023
Western Asset Municipal High Income Fund	November 30, 2022
Western Asset New Jersey Municipals Fund	August 1, 2023
Western Asset New York Municipals Fund	August 1, 2023
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Pennsylvania Municipals Fund	August 1, 2023
Western Asset Short Duration Municipal Income Fund	June 29, 2023

SCHEDULE C

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset Ultra-Short Income Fund	September 30, 2022

Please retain this supplement for future reference.

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